STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Stock-based compensation expense		$ 2,665,724	$ 5,554,053	$ 8,292,265	$ 316,033
Number of warrants issued		187,324		50,000	2,666,667
Related party note					$ 180,000
Accrued interest	$ 941,440			$ 941,440	537,884
Value of warrants issued					$ 702,219
Warrants issued for severance		$ 56,788,000		$ 82,000
Number of shares issued			2,548,000	9,001,460	4,393,333
Accrued interest					$ 3,842
Exercise price (in dollars per share)	$ 1.63	$ 1.64		$ 1.63	$ 0.73	$ 0.68
Number of warrants issued	320,000			320,000
Fair value of warrants	$ 278,400			$ 278,400
Senior Secured Convertible Promissory Debentures [Member]
Number of warrants issued		155,682		110,227
Accrued interest					$ 5,563
Value of warrants issued		$ 1,100,000		$ 600,000
Additional debt discount		$ 58,052		$ 59,212
Related Party Convertible Debentures
Number of warrants issued				213,637
Value of warrants issued				$ 2,350,000
Additional debt discount				$ 165,682
Consultant [Member]
Number of warrants issued				300,000
Fair value of warrants	$ 492,000			$ 492,000
Stock Options [Member]
Stock price (in dollars per share)	$ 2.45	$ 2.50	$ 2.90	$ 2.45	$ 2.03
Number of options issued		911,200		9,670,216
Amount of total compensation cost related to nonvested awards not yet recognized	$ 11,610,922	$ 10,732,391		$ 11,610,922
Weighted average period over which expense is expected to be recognized		27 months 12 days		29 months 28 days
Price per option (in dollars per share)		$ 1.38		$ 2.03
Private Placement [Member] | Accredited Investors [Member] | Securities Purchase Agreement [Member]
Number of shares issued	5,773,460
Number of aggregate warrants	6,573,460			6,573,460
Number of shares for each investor	1
Number of warrants for each investor	1
Number of shares	1			1
Aggregate purchase price	$ 1.25			$ 1.25
Warrant term	10 years			10 years
Exercise price (in dollars per share)	$ 2.75			$ 2.75